LOSS PER SHARE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LOSS PER SHARE
LOSS PER SHARE
16.	LOSS PER SHARE

Basic and diluted loss per share for the periods presented are calculated as follows:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(602,818)	(1,356,246)	(202,483)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	3,347,286,795	3,651,473,415	3,651,473,415
Basic and diluted loss per share	(0.18)	(0.37)	(0.06)

16.	LOSS PER SHARE (continued)

For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable. The effects of all outstanding options and awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.

16.	LOSS PER SHARE

Basic and diluted loss per share for the periods presented are calculated as follows:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(1,110,786)	(2,149,306)	(302,143)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	3,377,952,450	3,654,601,335	3,654,601,335
Basic and diluted loss per share	(0.33)	(0.59)	(0.08)

For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable. The effects of all outstanding options and awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.